INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

15.INCOME TAXES

Cayman Islands

The Group is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Group is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Group’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the years ended December 31, 2021 and 2022. Therefore, no Hong Kong profit tax has been provided for the years ended December 31, 2020, 2021 and 2022.

PRC

The Group’s PRC subsidiaries, VIEs and their subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

15.INCOME TAXES-CONTINUED

PRC-Continued

The components of the income tax expense are as follows:

	For the years ended December 31,
	2020	2021	2022
Current income tax benefit (expense)	$—	$729	$(74)
Deferred income tax expense	—	—	—
Total income tax benefit (expense)	$—	$729	$(74)

The reconciliations of the statutory income tax rate and the Group’s effective income tax rate are as follows:

	For the years ended December 31,
	2020	2021	2022
Net loss before provision for income taxes	$166	$196,657	$84,545
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	42	49,164	21,136
Impairment of goodwill	—	(35,914)	—
Reversal of taxable deemed interest income from inter-company interest-free loans	—	1,354	—
Fair value change on warrants	—	500	(79)
Non-deductible loss and SBC expenses not deductible for tax purposes	—	(13,262)	(13,427)
Effect of income tax rate differences in jurisdictions other than the PRC	—	(437)	(1,721)
NOL not applicable for carryforward	(56)	(193)	(288)
Change in valuation allowance	14	(483)	(5,339)
Income tax benefit	$—	$729	$(74)
Effective tax rates	—%	0.38%	(0.00)%

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset as of December 31, 2021 and 2022 is as follows:

15.INCOME TAXES-CONTINUED

PRC-Continued

The tax effect of temporary difference balance as of December 31, 2021 were mainly from KAH Group as a result of the reverse acquisition.

	As of December 31,
	2020	2021	2022
Deferred tax assets:
Write-down of Prepaid expenses and other current assets	$—	$4,249	$477
Write-down of inventory	—	3,874	—
Provision for doubtful accounts	—	2,315	—
Write down of other non-current assets	—	1,054	—
Accrued expense	—	207	—
Accrued payroll and welfare	—	61	—
Advertising expense	—	6	—
Net operating loss carry forwards	388	13,474	584
Subtotal	388	25,240	1,061
Valuation allowance	(388)	(25,240)	(1,061)
Deferred tax assets, net	$—	$—	$—

The Company had total deferred tax assets related to net operating loss carry forwards at $13,474 and $584 as of December 31, 2021 and 2022, respectively. The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2021 and 2022, full valuation allowances were established because the Company believes that it is more likely than not that its deferred tax assets will not be utilized as it does not expect to generate sufficient taxable income in the near future. As of December 31, 2022, the Company had net operating losses from several of its PRC entities of $3,702, which can be carried forward to offset future taxable profit. The net operating loss of $72, $2,508, $933, $110 and $76 will expire by 2023, 2024, 2025, 2026 and 2027, respectively, if not utilized. As of December 31, 2022, the Company had net operating loss of $3 from Hong Kong subsidiaries which do not have an expiring date.

15.INCOME TAXES-CONTINUED

PRC-Continued

The movements of the valuation allowance are as follows:

	As of December 31,
	2020	2021	2022
Balance at the beginning of the year	$402	$388	$25,240
Current year addition	63	1,454	5,267
Current year reversal	—	(753)	(7,039)
Reduction due to usage of NOL	(21)	(25)	(42)
Reduction due to statute expiration	(56)	(193)	(288)
Decrease in disposal of subsidiaries	—	—	(22,077)
Reverse acquisition	—	23,843	—
Exchange rate effect	—	526	—
Balance at the end of the year	$388	$25,240	$1,061

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on the Company’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2018 to present of the Company’s PRC subsidiaries and VIEs and VIEs’ subsidiaries remain subject to tax audits as of December 31, 2022 at the tax authority’s discretion.